Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	LSTG
Entity Registrant Name	LONE STAR GOLD, INC.
Entity Central Index Key	0001464865
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 9,433	$ 215,737	$ 9,977
Prepaid expenses	151	2,238
Notes and interest receivable (related party)			291,192
Total current assets	9,584	217,975	301,169
Property and equipment, net	41,645	46,325
Mining assets	179,300	25,000
Total Assets	230,529	289,300	301,169
Current Liabilities
Accounts payable	32,208	21,767	5,726
Accrued liabilities	6,322	13,698	23,000
Note payable	50,000
Due to related party	38,910	38,910	38,910
Total current liabilities	127,440	74,375	67,636
Total Liabilities	127,440	74,375	67,636
Commitments
Stockholders' Equity
Common stock, 150,000,000 shares authorized, $0.001 par value; 88,341,068, 116,791,068 and 121,299,920 shares issued and outstanding as of June 30, 2012, December 31, 2011 and 2010, respectively	88,341	116,791	121,300
Additional paid-in capital	2,970,278	1,812,532	280,299
Deficit accumulated during the exploration stage	(2,937,508)	(1,697,717)	(168,066)
Total Lone Star Gold, Inc. Stockholders' Equity	121,111	231,606	233,533
Noncontrolling interest in subsidiary	(18,022)	(16,681)
Total Stockholders' Equity	103,089	214,925	233,533
Total Liabilities and Stockholders' Equity	$ 230,529	$ 289,300	$ 301,169

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	88,341,068	116,791,068	121,299,920
Common stock, shares outstanding	88,341,068	116,791,068	121,299,920

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Revenue
Operating Expenses
General and administrative	63,852	106,683	215,916	125,100	486,741	62,241	621,246	837,162
Exploration costs	108,500		465,196		530,925		553,198	1,018,394
Management fees	279,999		559,998		543,974		556,454	1,116,452
Total Operating Expenses	(452,351)	(106,683)	(1,241,110)	(125,100)	(1,561,640)	(62,241)	(1,730,898)	(2,972,008)
Other income / (expense)
Interest Income		1,250		8,647	8,647	1,192	9,839	9,839
Gain on settlement of note receivable		5,161		5,161	5,161		5,161	5,161
Interest expense	(22)		(22)					(22)
Total other income	(22)	6,411	(22)	13,808	13,808	1,192	15,000	14,978
Loss before income taxes	(452,373)	(100,272)	(1,241,132)	(111,292)	(1,547,832)	(61,049)	(1,715,898)	(2,957,030)
Provision for Income Tax
Net Loss for the Period	(452,373)	(100,272)	(1,241,132)	(111,292)	(1,547,832)	(61,049)	(1,715,898)	(2,957,030)
Net loss attributable to noncontrolling interest	416	6,000	1,341	6,000	18,181		18,181	19,522
Net loss attributable to Lone Star Gold, Inc.	$ (451,957)	$ (94,272)	$ (1,239,791)	$ (105,292)	$ (1,529,651)	$ (61,049)	$ (1,697,717)	$ (2,937,508)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0
Weighted Average Common Shares Outstanding - Basic and Diluted	88,143,266	115,399,368	89,935,436	117,014,206	118,686,221	115,760,194

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (1,241,132)	$ (111,292)	$ (1,547,832)	$ (61,049)	$ (1,715,898)	$ (2,957,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,680		2,852		2,852	7,532
Stock based compensation expense	499,998		599,974		599,974	1,099,972
Shares issued for exploration expenses			429,250		429,250	429,250
Gain on redemption of common stock		(5,161)	(5,161)		(5,161)	(5,161)
Changes in operating assets and liabilities:
Prepaid expenses	2,087		(2,238)	(848)	(2,238)	(151)
Interest receivable		(8,647)	(8,647)		(9,839)	(9,839)
Accounts payable and accrued liabilities	3,065	22,214	6,739	(709)	35,465	38,530
Net Cash Used In Operating Activities	(731,302)	(102,886)	(525,063)	(62,606)	(665,595)	(1,396,897)
Investing Activities
Purchase of property and equipment and mining assets	(75,000)		(74,177)		(74,177)	(149,177)
Note receivable extended to Related Party		(295,000)	(295,000)	(290,000)	(585,000)	(585,000)
Net Cash Used in Investing Activities	(75,000)	(295,000)	(369,177)	(290,000)	(659,177)	(734,177)
Financing Activities
Redemption of shares	(2)					(2)
Proceeds from advances related party				56,484	56,484	56,484
Proceeds from sale of common stock	550,000	400,000	1,100,000	300,000	1,484,025	2,034,025
Proceeds from issuance of note payable	50,000					50,000
Net Cash Provided By Financing Activities	599,998	400,000	1,100,000	356,484	1,540,509	2,140,507
Net change in Cash	(206,304)	2,114	205,760	3,878	215,737	9,433
Cash - Beginning of Period	215,737	9,977	9,977	6,099
Cash - End of Period	9,433	12,091	215,737	9,977	215,737	9,433
Supplemental Disclosures
Interest paid
Income taxes paid
Non Cash Transactions:
Redemption of common stock		600,000	600,000		600,000	600,000
Forgiveness of advances related party				17,574	17,574	17,574
Shares issued for mining assets	$ 79,300					$ 79,300

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Private Placement Transaction 01	Private Placement Transaction 02	Private Placement Transaction 03	Warrant	Common Stock	Common Stock Private Placement Transaction 01	Common Stock Private Placement Transaction 02	Common Stock Private Placement Transaction 03	Common Stock Warrant	Additional Paid-in Capital	Additional Paid-in Capital Private Placement Transaction 01	Additional Paid-in Capital Private Placement Transaction 02	Additional Paid-in Capital Private Placement Transaction 03	Additional Paid-in Capital Warrant	Deficit Accumulated During the Exploration Stage	Non- controlling Interests
Beginning Balance at Dec. 31, 2007
Common shares issued for cash (in shares)							60,000,000	32,699,920	22,600,000
Common shares issued for cash		$ 3,000	$ 24,525	$ 56,500			$ 60,000	$ 32,700	$ 22,600			$ (57,000)	$ (8,175)	$ 33,900
Net loss	(13,983)															(13,983)
Ending Balance at Dec. 31, 2008	70,042					115,300					(31,275)					(13,983)
Ending Balance (in shares) at Dec. 31, 2008						115,299,920
Net loss	(93,034)															(93,034)
Ending Balance at Dec. 31, 2009	(22,992)					115,300					(31,275)					(107,017)
Ending Balance (in shares) at Dec. 31, 2009						115,299,920
Common shares issued for cash (in shares)										6,000,000
Common shares issued for cash					300,000					6,000					294,000
Forgiveness of advances - related party	17,574										17,574
Net loss	(61,049)															(61,049)
Ending Balance at Dec. 31, 2010	233,533					121,300					280,299					(168,066)
Ending Balance (in shares) at Dec. 31, 2010						121,299,920
Common shares issued for cash (in shares)										6,916,148
Common shares issued for cash					1,100,000					6,916					1,093,084
Redemption of shares (in shares)						(12,000,000)
Redemption of shares	(600,000)					(12,000)					(588,000)
Formation of subsidiary	1,500																1,500
Stock based compensation (in shares)						150,000
Stock based compensation	598,474					150					598,324
Shares issued for exploration costs (in shares)						425,000
Shares issued for exploration costs	429,250					425					428,825
Net loss	(1,547,832)															(1,529,651)	(18,181)
Ending Balance at Dec. 31, 2011	214,925					116,791					1,812,532					(1,697,717)	(16,681)
Ending Balance (in shares) at Dec. 31, 2011						116,791,068
Common shares issued for cash (in shares)						1,250,000
Common shares issued for cash	550,000					1,250					548,750
Stock based compensation	499,998										499,998
Shares issued for exploration costs (in shares)						300,000
Shares issued for exploration costs	79,300					300					79,000
Cancellation of shares (in shares)						(30,000,000)
Cancellation of shares	(2)					(30,000)					29,998
Net loss	(1,241,132)															(1,239,791)	(1,341)
Ending Balance at Jun. 30, 2012	$ 103,089					$ 88,341					$ 2,970,278					$ (2,937,508)	$ (18,022)
Ending Balance (in shares) at Jun. 30, 2012						88,341,068

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (Private Placement, USD $)	12 Months Ended
Dec. 31, 2008
Transaction 01
Common Shares Issued, per share	$ 0.001
Common Shares Issued, Date	Jan 19, 2008
Transaction 02
Common Shares Issued, per share	$ 0.015
Common Shares Issued, Date	Apr 28, 2008
Transaction 03
Common Shares Issued, per share	$ 0.05
Common Shares Issued, Date	Dec 24, 2008

Nature of Operations and Continuance of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Operations and Continuance of Business
1.	Nature of Operations and Continuance of Business

Lone Star Gold, Inc. (the “Company” or “Lone Star”), formerly known as Keyser Resources, Inc. (“Keyser”), was incorporated in the State of Nevada on November 26, 2007. The Company is an Exploration Stage Company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities.

On January 26, 2012, the Company, acting through a newly-formed subsidiary, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay and Jaramillo agreed to process mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay. The JV Agreement provides Amiko Kay the right to receive 65% of the net revenues from the sale of any materials extracted from the Tailings. The Company is accounting for the activities under the JV Agreement as a collaborative arrangement as defined by ASC 808. As a result, acquisition costs related to the JV Agreement have been capitalized and all other expenditures by the Company related to the JV Agreement have been expensed as incurred as exploration costs. This is in accordance with the Company’s Mineral Property Cost Accounting Policy. For the three and six months ended June 30, 2012, the Company has recognized costs associated with the collaborative arrangement of $90,000 and $250,000, respectively, which are included in Exploration Costs.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated any revenue since inception and has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and other investors, the ability of the Company to obtain any necessary financing to continue operations, and the attainment of profitable operations. As at June 30, 2012, the Company has accumulated losses of $2,937,508 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The unaudited financial statements as of June 30, 2012 and for the three and six months ended June 30, 2012 and 2011, and for the period November 26, 2007 (inception) to June 30, 2012 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with instructions to Form 10-Q. In the opinion of management, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of June 30, 2012 and the results of operations and cash flows for the periods ended June 30, 2012 and 2011, and for the period November 26, 2007 (inception) to June 30, 2012. The financial data and other information disclosed in these notes to the interim financial statements related to these periods are unaudited. The results for the six month period ended June 30, 2012 are not necessarily indicative of the results to be expected for any subsequent quarter of the entire year ending December 31, 2012.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to the Securities and Exchange Commission's rules and regulations. These unaudited financial statements should be read in conjunction with our audited financial statements and notes thereto for the year ended December 31, 2011 as included in our Form 10-K filed with the Securities and Exchange Commission.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated in consolidation.

1.	Nature of Operations and Continuance of Business

Lone Star Gold, Inc. (the “Company” or “Lone Star”), formerly known as Keyser Resources, Inc. (“Keyser”), was incorporated in the State of Nevada on November 26, 2007. The Company is an Exploration Stage Company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

On May 10, 2011, stockholders holding at least a majority of the issued and outstanding shares of Common Stock, acting by written consent, adopted resolutions that approved a change in the Company’s name from “Keyser Resources, Inc.” to “Lone Star Gold, Inc.”, an increase in the number of authorized shares of common stock to 150,000,000 and a 20:1 forward stock split.  Share information throughout these financial statements and footnotes have been presented retroactively of the stock split.

On May 31, 2011, Metales HBG, S.A. de C.V. (“Metales”), a company organized under the laws of Mexico, was formed, with the Company owning 70% of the issued and outstanding capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Homero Bustillos Gonzalez (“Gonzalez”), an individual resident of Mexico.  On June 10, 2011, Gonzalez assigned to Metales eight (8) gold and silver mining concessions related to the “La Candelaria” property located in the town of Guachochi, state of Chihuahua, Mexico (the “Concessions”).  The Concessions cover 800 hectares, or approximately 1,976 acres.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated any revenue since inception and has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and other investors, the ability of the Company to obtain any necessary financing to continue operations, and the attainment of profitable operations. As of December 31, 2011, the Company has accumulated losses of $1,697,717 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
2.	Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

An advance from Maurice Bideaux, former chief executive officer and director, in the amount of $38,910, remains unpaid.

On January 13, 2012, the Company agreed to redeem certain shares of the common stock, 0.001 par value, of the Company (the Common Stock”) held by two of its principal shareholders. The Company redeemed 7,500,000 shares of Common Stock owned by Dan Ferris, for total consideration of $1.00. Mr. Ferris is the sole officer and director of the Company. In addition, the Company redeemed 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.

After redemption, Mr. Ferris owns 7,500,000 shares of Common Stock, and Mr. Rhoden owns 22,500,000 shares of Common Stock, representing 8.49% and 25.47%, respectively, of the issued and outstanding shares of Common Stock. The redeemed shares of Common Stock were retired and restored to the status of authorized and unissued shares, and not held in treasury. The Company, Mr. Ferris and Mr. Rhoden agreed to effect the redemption in order to reduce the number of issued and outstanding shares of Common Stock.

The redemption of the stock formerly owned by Mr. Ferris has been reflected on the books and records of the Company’s stock transfer agent. The stock transfer agent has not yet recorded the redemption of the stock formerly owned by Mr. Rhoden due to a delay caused by his inability to locate and deliver one of his stock certificates. However, the number of issued and outstanding shares reported by the Company in this Quarterly Report gives effect to this redemption.

3.	Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010.  An additional advance from Mr. Bideaux of $38,910 remains unpaid.

The Company made four separate loans to American Liberty Petroleum Corp., a Nevada corporation (“ALP”) in late 2010 and early 2011, all of which have been settled in accordance with the Redemption Agreement described below.  Alvaro Vollmers, the sole director and officer of ALP, was the sole director and officer of the Company until his resignation on March 29, 2011.

 On December 6, 2010, ALP borrowed $290,000 from the Company  (the “Initial Loan”). On January 7, 2011, ALP borrowed $200,000 from the Company (the “Second Loan”). The Promissory Note (the “Initial Note”) executed by ALP in connection with the Initial Loan and the Promissory Note (the “Second Note”) executed by ALP in connection with the Second Loan contained the following payment terms: (a) the unpaid principal amount accrued interest at the rate of six percent (6%) per annum, (b) the unpaid principal and all accrued but unpaid interest thereon was due and payable on February 28, 2011, and (c) the unpaid principal and accrued but unpaid interest could be prepaid in whole or in part at the option of ALP, without penalty or premium.  None of the Notes was secured by any assets of ALP.

On February 28, 2011, ALP executed an Amended and Restated Promissory Note that amended and restated the Initial Note in its entirety, and extended the maturity date to March 31, 2011, and an Amended and Restated Promissory Note that amended and restated the Second Note in its entirety, and extended the maturity date to March 31, 2011.  Except for the extension of the maturity date, the terms of payment (including the interest rate) remained the same.

Also on February 28, 2011, ALP borrowed $50,000 from the Company (the “Third Loan”). Finally, on March 8, 2011, ALP borrowed an additional $45,000 from the Company (the “Fourth Loan”). Both the Promissory Note (the “Third Note”) executed by ALP in connection with the Third Loan and the Promissory Note (the “Fourth Note”) executed by ALP in connection with the Fourth Loan contained identical payment terms as the Initial Note and the Second Note, except for a maturity date of March 31, 2011.

On  March 28, 2011, ALP and the Company executed a Second Amended and Restated Promissory Note that amends and restates the Initial Note in its entirety, and extends the maturity date to April 30, 2011,  a Second Amended and Restated Promissory Note that amends and restates the Second Note in its entirety, but extends the maturity date to April 30, 2011, an Amended and Restated Promissory Note that amends and restates the Third Note in its entirety, but extends the maturity date to April 30, 2011, and an Amended and Restated Promissory Note that amends and restates the Fourth Note in its entirety, but extends the maturity date to April 30, 2011. Except for the extension of the maturity date, the terms of payment (including the interest rate) remained the same.

The Company obtained the funds subsequently loaned to ALP from the private placements of Units, consisting of Common Stock and Warrants to purchase Common Stock, from New World Petroleum Investments (“New World”).

On April 13, 2011, the Company and New World executed a Redemption Agreement, whereby the Company redeemed all of the shares of Common Stock and the Warrants that New World owned (consisting of the 600,000 shares of Common Stock and Warrants to purchase 600,000 shares of Common Stock obtained in private placements of Units), and in consideration for the Common Stock and Warrants assigned to New World the four Promissory Notes described above. As a result of the Redemption Agreement, the Company no longer holds the Promissory Notes, and New World owns no shares of Common Stock or other securities of the Company.

On January 13, 2012, the Company agreed to redeem certain shares of the common stock, 0.001 par value, of the Company (the “Common Stock”) held by two of its principal shareholders. The Company redeemed 7,500,000 shares of Common Stock owned by Dan M. Ferris, for total consideration of $1.00. Mr. Ferris is the sole officer and director of the Company. In addition, the Company has agreed to redeem 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.

After redemption, Mr. Ferris owns 7,500,000 shares of Common Stock, and Mr. Rhoden will own 22,500,000 shares of Common Stock, which will represent 8.64% and 25.92%, respectively, of the issued and outstanding shares of Common Stock. The redeemed shares of Common Stock will be retired and restored to the status of authorized and unissued shares, and not held in treasury. The Company, Mr. Ferris and Mr. Rhoden have agreed to effect the redemption transactions in order to reduce the number of issued and outstanding shares of Common Stock.

Equity Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Line of Credit
3.	Equity Lines of Credit

On August 29, 2011, the Company and North American Gold Corp., a company organized under the laws of the Marshall Islands (“North American”), executed an Investment Agreement (the “Investment Agreement”). Under the Investment Agreement, North American agreed to invest up to $15,000,000 to purchase shares of  the Company’s $0.001 par value common stock (the “Common Stock”), in increments of $100,000 or an integral multiple thereof, at the Company’s option at any time through August 31, 2013 (the “Open Period”). During the Open Period, the Company has the option to deliver a put notice (a “Put Notice”) to North American that states the number of shares of Common Stock the Company proposes to sell to North American (the “Put Shares”), and the price per share for those Put Shares (the “Share Price”). The Share Price is equal to 90% of the volume weighted average closing price of the Common Stock for the 20 Trading Days immediately preceding the date on which the Company sends the Put Notice. The closing for the sale of the Put Shares pursuant to a Put Notice shall take place no later than 10 Trading Days after the date on which the Company sends such Put Notice. A “Trading Day” is defined as a day in which the NASDAQ stock market or OTC Bulletin Board is open for business.  North American has the right to refuse to close any requested sale of Put Shares because of negative market conditions affecting the Common Stock.

The original Investment Agreement required the Company to use the net proceeds from the sale of the Put Shares to fund the exploration and development of gold and silver mining concessions in the La Candelaria project in Chihuahua, Mexico. On November 9, 2011, the Company and North American executed a First Amendment to Investment Agreement, which states that the Company shall use the net proceeds from the sale of Put Shares to fund operating expenses, working capital and general corporate activities related to the exploration and development of gold and silver mining concessions held by the Company and/or a subsidiary in relation to the La Candelaria property, the Ocampo property, or any other properties agreed upon in advance by the Company and North American. The Company and North American have further agreed that the Company may use the proceeds of the Put Shares to fund operations related to the Mine Tailings project.

The sales of Put Shares will not be registered under the Securities Act of 1933, but will be issued under an exemption from the registration requirements of the Securities Act of 1933. Any Put Shares issued and sold to North American will be “restricted securities” and will be subject to applicable restrictions on resale.

On April 30, 2012, the Company entered into an Investment Agreement (as amended, the “Fairhills Investment Agreement”) with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), as amended by Amendment No. 1 to Investment Agreement dated June 25, 2012, pursuant to which Fairhills has agreed to purchase shares of Common Stock for an aggregate purchase price of up to $15,000,000.

The Fairhills Investment Agreement provides that the Company may, from time to time during the Open Period (defined below), in its sole discretion, deliver a put notice to Fairhills which states the dollar amount that the Company intends to sell to Fairhills on a date specified in the put notice. The maximum investment amount per notice shall be no more than two hundred percent (200%) of the average daily volume of the Common Stock for the ten consecutive trading days immediately prior to date of the applicable put notice. The purchase price per share to be paid by Fairhills will be calculated at a twenty-four and a half percent (24.5%) discount to the lowest trading price of the Common Stock reported by Bloomberg, L.P. during the ten (10) consecutive trading days immediately prior to Fairhills receipt of the put notice. The Open Period begins on the trading day after a registration statement is declared effective as to the Common Stock to be subject to the put, and ends thirty-six (36) months after such date, unless earlier terminated in accordance with the Fairhills Investment Agreement. The Company has reserved 30,000,000 shares of its Common Stock for issuance to Fairhills under the Investment Agreement.

The Company will use the proceeds from the sale of the Common Stock under the Fairhills Investment Agreement for general corporate and working capital purposes and acquisitions or assets, businesses or operations or for other purposes that the Board of Directors, in its good faith, deem to be in the best interest of the Company.

The Company filed a Registration Statement on Form S-1 covering the resale of 30,000,000 shares of Common Stock subject to the Investment Agreement on July 13, 2012.

5.	Equity Line of Credit

On August 29, 2011, the Company and North American Gold Corp., a company organized under the laws of the Marshall Islands (“North American”), executed an Investment Agreement (the “Investment Agreement”). Under the Investment Agreement, North American agreed to invest up to $15,000,000 to purchase shares of  the Company’s $0.001 par value common stock (the “Common Stock”), in increments of $100,000 or an integral multiple thereof, at the Company’s option at any time through August 31, 2013 (the “Open Period”). During the Open Period, the Company has the option to deliver a put notice (a “Put Notice”) to North American that states the number of shares of Common Stock the Company proposes to sell to North American (the “Put Shares”), and the price per share for those Put Shares (the “Share Price”). The Share Price is equal to 90% of the volume weighted average closing price of the Common Stock for the 20 Trading Days immediately preceding the date on which the Company sends the Put Notice. The closing for the sale of the Put Shares pursuant to a Put Notice shall take place no later than 10 Trading Days after the date on which the Company sends such Put Notice. A “Trading Day” is defined as a day in which the NASDAQ stock market or OTC Bulletin Board is open for business.  North American has the right to refuse to close any requested sale of Put Shares because of negative market conditions affecting the Common Stock.

The original Investment Agreement required the Company to use the net proceeds from the sale of the Put Shares to fund the exploration and development of gold and silver mining concessions in the La Candelaria project in Chihuahua, Mexico. On November 9, 2011, the Company and North American executed a First Amendment to Investment Agreement, which states that the Company shall use the net proceeds from the sale of Put Shares to fund operating expenses, working capital and general corporate activities related to the exploration and development of gold and silver mining concessions held by the Company and/or a subsidiary in relation to the La Candelaria property, the Ocampo property, or any other properties agreed upon in advance by the Company and North American. The Company and North American have further agreed that the Company may use the proceeds of the put shares to fund operations related to the Mine Tailings project.

Debt	6 Months Ended
Jun. 30, 2012
Debt
4.	Debt

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company, in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest is due on December 24, 2012.  The Note is secured by 3,750,000 shares of common stock of the Company owned by Dan Ferris, our President and sole director.

Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common Stock
5.	Equity

On January 13, 2012, the Company agreed to redeem certain shares of Common Stock held by two of its principal shareholders. The Company agreed to redeem 7,500,000 shares of Common Stock owned by Dan Ferris, for total consideration of $1.00. In addition, the Company agreed to redeem 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00. The redeemed shares of Common Stock are to be retired and restored to the status of authorized and unissued shares, and not held in treasury. (See Note 2)

On January 30, 2012, the Company issued 100,000 shares of its $0.001 par value Common Stock to Miguel Angel Jaramillo Tapia in accordance with the JV Agreement (See Note 6). The fair market value of the shares on the date of issuance was $46,000.

On February 13, 2012, the Company sold 625,000 shares of its $0.001 par value Common Stock to North American for gross proceeds of $300,000 pursuant to a Put Notice delivered under the Investment Agreement.

On March 21, 2012, the Company sold 625,000 shares of its $0.001 par value Common Stock to North American for gross proceeds of $250,000 pursuant to a Put Notice delivered under the Investment Agreement.

On June 29, 2012, the Company issued 200,000 shares of its $0.001 par value common stock to Miguel Angel Jaramillo Tapia in accordance with the JV Agreement (See Note 6). The fair market value of the shares on the date of issuance was $33,300.

A summary of warrant activity for the six months ended June 30, 2012 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
	Warrants	price	life (years)	Value
Outstanding December 31, 2011	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2012	200,000	$1.20	2.08	$59,467

6.	Common Stock

On January 19, 2008, the Company issued 60,000,000 shares of common stock at $0.00005 per share for cash proceeds of $3,000.

On April 28, 2008, the Company issued 32,699,920 shares of common stock at $0.00075 per share for cash proceeds of $24,525.

On December 24, 2008, the Company issued 22,600,000 shares of common stock at $0.0025 per share for cash proceeds of $56,500.

On December 3, 2010, the Company issued 6,000,000 Units to New World in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time within 3 years, for cash proceeds of $300,000. The relative fair value of the warrants issued was $46,500.

On January 3, 2011, the Company issued 3,000,000 Units to New World in a private placement, with each Unit consisting one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time until January 3, 2014, for cash proceeds of $150,000. On January 6, 2011, the Company completed a private placement of an additional 3,000,000 Units to New World on similar terms, for cash proceeds of $150,000. The relative fair value of the warrants issued was $46,000.  All shares of common stock and warrants issued to New World have been redeemed.

On April 13, 2011, the Company and New World executed a Redemption Agreement, whereby the Company redeemed all of the shares of Common Stock and the Warrants that New World owned (consisting of the 12,000,000 shares of Common Stock and Warrants to purchase 12,000,000 shares of Common Stock obtained in private placements of Units), and in consideration for the Common Stock and Warrants assigned to New World the four Promissory Notes described above. As a result of the Redemption Agreement, the Company no longer holds the Promissory Notes, and New World owns no shares of Common Stock or other securities of the Company.

On June 30, 2011, the Company entered into an agreement to issue 100,000 Units to North American Gold Corp. in a private placement, for $1.00 per Unit, with each Unit consisting of one share of Common Stock and one Warrant to purchase a share of Common Stock at $1.20 at any time until June 30, 2014, for cash proceeds of $100,000.  The fair market value of the Warrants on the date of issuance was $15,467.

On August 29, 2011, the Company entered into an agreement to issue 100,000 Units to North American in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $1.20 at any time until August 29, 2014, for cash proceeds of $100,000.  The relative fair market value of the warrants on the date of issuance was $44,000.

On August 17, 2011, the Company entered into an agreement to issue 300,000 shares of its $0.001 par value common stock to Homero Bustillos Gonzalez (“Gonzales”) in accordance with the Option Agreement discussed more fully in Note 9 below.  The fair market value of the common stock was $303,000 on the date of issuance.

On August 17, 2011, the Company entered into an agreement to issue 125,000 shares of its $0.001 par value common stock to American Gold Holdings, Ltd. ("American Gold") as repayment of the $125,000 that American Gold paid Gonzalez in connection with the Option Agreement discussed more fully in Commitments below.  The shares were issued in the name of North American with the agreement of American Gold. The fair market value of the common stock was $126,250 on the date of issuance, September 15, 2011.

On September 14, 2011, the Company issued 238,095 shares of its $0.001 par value common stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.

On October 24, 2011, the Company sold 204,081 shares of its $0.001 par value common stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, for expenses related to the Ocampo LOI, and other operating expenses incurred by the Company.

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares of the Company's $0.001 par value common stock. The fair market value of the common stock on the date of grant was $124,500. The term of agreement is one year and it will automatically renew if not cancelled in writing 30 days prior to the end of the annual period.

On December 27, 2011, the Company sold 273,972 shares of its $0.001 par value common stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, for expenses related to the Ocampo LOI, and other operating expenses incurred by the Company.

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments
6.	Commitments

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares of the Company's $0.001 par value common stock. The fair market value of the common stock on the date of grant was $124,500. The term of the agreement is one year and it will automatically renew if not cancelled in writing 30 days prior to the end of the annual period.

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.	The Company issued 125,000 shares of its $0.001 par value common stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”) on August 17, 2011.

2.	The Company issued 300,000 shares of its $0.001 par value common stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.

3.	The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”). During the Work Plan year ended January 11, 2012, the Company funded $163,557 towards the Work Plan.

4.	For the six months ended June 30, 2012, the Company has paid Gonzalez an additional $125,000.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Property.  Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards. Under the second year of the Work Plan, the Company has advanced $56,695 and $3,500 during the quarters ended March 31, 2012 and June 30, 2012, respectively, for a total of $60,195.

The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of common stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its $0.001 par value common stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of the Company’s Common Stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of Common Stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Ferris will receive 1,000,000 shares of Common Stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of Common Stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000.  The Company recognized $499,998 in expense related to the stock grant during the six months ended June 30, 2012.

Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. The JV Agreement sets forth the terms on which Amiko Kay and Jaramillo will work together to process mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. Amiko Kay and Jaramillo entered into the JV Agreement so they could re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s agreement to process the Tailings pursuant to the JV Agreement, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement in the quarter ending March 31, 2012. The Company also agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.

In addition, the Amiko Kay agreed to fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the processing operation over its first two years, as follows:

(a)    $250,000 within the first year of the JV Agreement for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

(b)    $750,000 within the second year of the JV Agreement for the construction of a heap leach system and floatation plant on the Property.

Amiko Kay may make an additional $250,000 available, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration for the JV Agreement, the Company is obligated to issue 600,000 shares of the common stock, $0.001 par value, of the Company (“Common Stock”), to Jaramillo as follows:

(a)    300,000 shares of Common Stock, which have been issued to Jaramillo; and

(b)    300,000 shares of Common Stock within 12 months of signing the JV Agreement.

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect. Jaramillo executed a Share Issuance Agreement concurrently with the execution of the JV Agreement, with respect to the shares of Common Stock to be issued under the JV Agreement.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”) and performing other related activities. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the project, initially from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to Amiko Kay and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to Amiko Kay will be paid directly to the Company. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the processing operations. For the six months ended June 30, 2012, the Company paid $250,000 toward the Work Commitment, of which $160,000 was paid during the three months ended March 31, 2012 and $90,000 was paid during the three months ended June 30, 2012.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for processing the Tailings in compliance with all applicable laws, rules and regulations and to maintain insurance on the Property. Amiko Kay will have access to the Property and the Tailings at all times during the term of the JV Agreement.

Amiko Kay and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by Amiko Kay. Finally, Jaramillo will provide quarterly financial reports to Amiko Kay. The Company and Amiko Kay intend to oversee the activities of Jaramillo and to confirm compliance of the operation with the budgets and plans agreed upon by the parties on an ongoing basis.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the Tailings operation will be immediately suspended, and the defaulting party will have no right to share in the revenues subject to the JV Agreement, until the breach is cured. If the defaulting party is Jaramillo, then Amiko Kay may perform the duties of Jaramillo under the Agreement. The non-defaulting party may also sue for damages incurred as a result of the event of default.

Despite the Company’s role in jointly developing policies and programs of the project, including its ability to monitor Jaramillo’s actions, and its control over the funds provided under the Work Commitment, the Company has limited control over the processing operations contemplated by the JV Agreement. Jaramillo makes all day to day decisions regarding the processing of the Tailings, the construction of the wash plant on the property, and the plans to construct a heap leach system and flotation plant. As noted above, he is also responsible for obtaining all permits, selling any extracted minerals and paying all expenses. The Company, through Amiko Kay and its on-site consultant, regularly advises Jaramillo as to these matters, makes on-site inspections of the operation and receives progress reports from Jaramillo, but the Company is ultimately dependent on Jaramillo to make all operational decisions and execute all plans with respect to the project. The Company does control initial funding of the project and receives reports of the specific costs and expenses of the enterprise, which it intends to compare against the agreed budget before making further advances. Otherwise, except as outlined above, the Company has no direct control over the operations.

If the Company determines that Jaramillo is breaching his responsibilities under the Agreement, the Company’s could either terminate the Agreement, or allow the suspension of Jaramillo’s right to participate in the Tailings, as provided in the JV Agreement. If Jaramillo is in default, then the Company has the contractual right (but not the obligation) to perform the duties of Jaramillo under the JV Agreement; however, it is unlikely that the Company would do so, given Jaramillo’s ownership of the surrounding properties and the Company’s lack of physical processing resources in Mexico. Alternatively, the Company could withhold payments under the Work Commitment until the default is cured, in order to minimize any further financial exposure to the Company and to encourage Jaramillo to resolve the default. The significant costs and resources required for litigation, together with the Company's limited financial resources at this time, make the pursuit of litigation unlikely at this time.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by Amiko Kay in its sole discretion. If Jaramillo materially breaches the JV Agreement, the Amiko Kay may terminate the JV Agreement upon 30 days’ notice to Jaramillo. Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or Amiko Kay).

9.	Commitments

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.	The Company issued 125,000 shares of its $0.001 par value common stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”).

2.	The Company issued 300,000 shares of its $0.001 par value common stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.

3.	The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”).

4.	The Company has paid Gonzalez an additional $125,000.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Property.  Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards.  The Company advanced $20,000 to Metales in June 2011 in order to initiate this work, which will be credited to the $150,000 due for the first year under the Work Plan.  During the year ended December 31, 2011, the Company advanced $122,341 under the Work Plan.

The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of common stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its $0.001 par value common stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan M. Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of the Company’s $0.001 common stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of common stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Ferris will receive 1,000,000 shares of common stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of common stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000.  The Company recognized $473,974 in expense related to the stock grant as of December 31, 2011.

Ocampo Property

On September 29, 2011, the Company entered into a 90-day exclusivity letter of intent (the “LOI”) with Antonio Aguirre Rascon (“Rascon”) to acquire a 70% interest in mining concessions covering approximately 570 hectares located in the municipality of Ocampo in the state of Chihuahua, Mexico (the “Ocampo Property”).  The Company paid Rascon $12,500 upon signing of the LOI.  The LOI is to serve as the basis for a definitive agreement (the “Definitive Agreement”) to be negotiated between the parties.    In December 2011, the Company elected to allow the LOI to lapse without entering into a Definitive Agreement.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

a)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary.  All intercompany accounts and transactions have been eliminated in consolidation.

b)	Non-controlling interests

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in represented in the consolidated balance sheets as a component of stockholders’ equity. Non-controlling interests in the results of operations of the Company are presented in the face of the consolidated statement of operations as an allocation of the total profit or loss between non-controlling interests and the shareholders of the Company.

When the Company loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss recognized as a component of net income. Any interests retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset, or, when appropriate, the cost on initial recognition of an investment in an associated or jointly controlled entity.

c)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is December 31.

d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

e)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less at the time of issuance to be cash equivalents.

f)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Mexican Pesos and management has adopted ASC 830 Foreign Currency Matters . Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

g)	Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and accounts payable. Pursuant to ASC 820, Fair Value Measurements and Disclosures   and ASC 825,   Financial Instruments   the fair value of cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all other financial instruments approximate their current fair values because of their nature and relatively short maturity dates or durations.

h)	Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings Per Share which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

i)	Mineral Property Costs

The Company has been in the exploration stage since its formation on November 26, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mineral properties. Mineral properties includes the cost of advance minimum royalty payments, the cost of capitalized mineral property leases, and the cost of property acquired either by cash payment, the issuance of term debt or common shares. Expenditures for exploration on specific properties with no proven reserves are written off as incurred. Mineral property costs will be amortized against future revenues or charged to operations at the time the related property is determined to have an impairment in value. Capitalized acquisition costs are expensed in the period in which it is determined that the mineral property has no future economic value. Capitalized amounts may also be written down if future cash flows, including potential sales proceeds related to the property, are estimated to be less than the carrying value of the property. The Company reviews the carrying value of mineral property interests periodically, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable, reductions in the carrying value of each property would be recorded to the extent the carrying value of the investment exceeds the property’s estimated fair value. In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property will be recorded at the fair value of the respective property or the fair value of the common shares, whichever is more readily determinable.

When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash or shares, are recorded only when the Company has made or is obliged to make the payment or issue the shares. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and bankable feasibility, the costs incurred to develop such property are capitalized.

j)	Long-lived Assets

In accordance with ASC 360, Property Plant and Equipment the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Property and equipment is stated at cost and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows: computer software developed or acquired for internal use, three years; computer equipment, two to three years; buildings and improvements, five to 15 years; leasehold improvements, two to 10 years; and furniture and equipment, one to five years. Land is not depreciated.

k)	Asset Retirement Obligations

The Company follows the provisions of ASC 410 Asset Retirement and Environmental Obligations, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets. As at December 31, 2011 and 2010, the Company has not recognized any asset retirement obligations.

l)	Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, Income Taxes as of its inception. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

m)	Stock-based Compensation

In accordance with ASC 718,Compensation – Stock Compensation, the Company accounts for share-based payments using the fair value method. The Company has not issued any stock options since its inception. Common shares issued to third parties for non-cash consideration are valued based on the fair market value of the services provided or the fair market value of the common stock on the measurement date, whichever is more readily determinable.

n)	Comprehensive Income

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2011 and 2010, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

o)	Note receivable

Notes receivable consist of amounts due from an entity in which our former CEO, Alvaro Vollmers, is the sole officer and director. The notes receivable were transferred to New World Petroleum in April 2011 in redemption of Units of common stock and warrants of the Company owned by New World. Management estimates an allowance for doubtful notes which is based upon management's review of all accounts and notes and an assessment of the Company's historical evidence of collections. Specific accounts and notes are charged directly to the reserve when management obtains evidence of a noteholder's insolvency or other evidence of the inability to pay. The reserve for doubtful notes as of December 31, 2011and 2010 was $0.

p)	Recent accounting pronouncements

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for us beginning July 1, 2012 and will have presentation changes only.

In May 2011, the FASB issued guidance to amend the accounting and disclosure requirements on fair value measurements. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance will be effective for us beginning January 1, 2012. Other than requiring additional disclosures, we do not anticipate material impacts on our financial statements upon adoption.

q)	Recent accounting pronouncements (cont’d)

In January 2010, the FASB issued guidance to amend the disclosure requirements related to fair value measurements. The guidance requires the disclosure of roll forward activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance will become effective for us with the reporting period beginning January 1, 2012. The adoption of this new guidance will not have a material impact on our financial statements.

Property and equipment	12 Months Ended
Dec. 31, 2011
Property and equipment
4.	Property and equipment

Property and equipment consists of a used truck and drill with a cost of $11,100 and $38,077, respectively, being depreciated over 2 and 10 years, respectively.  Accumulated depreciation at December 31, 2011 was $2,852.

Warrants	12 Months Ended
Dec. 31, 2011
Warrants
7.	Warrants

On December 3, 2010, the Company issued 6,000,000 Units to New World in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time within 3 years, for cash proceeds of $300,000. The relative fair value of the warrants issued was $46,500, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 504% and (4) zero expected dividends.

On January 3, 2011, the Company issued 3,000,000 Units to New World in a private placement, with each Unit consisting one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time until January 3, 2014, for cash proceeds of $150,000. On January 6, 2011, the Company completed a private placement of an additional 3,000,000 Units to New World on similar terms, for cash proceeds of $150,000. The relative fair value of the warrants issued was $46,000, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 504% and (4) zero expected dividends. .

All shares of common stock and warrants issued to New World have been redeemed.

On June 30, 2011, the Company entered into an agreement to issue 100,000 Units to North American Gold Corp. in a private placement, for $1.00 per Unit, with each Unit consisting of one share of Common Stock and one Warrant to purchase a share of Common Stock at $1.20 at any time until June 30, 2014, for cash proceeds of $100,000. The fair market value of the Warrants on the date of issuance was $15,467, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 386% and (4) zero expected dividends.

On August 29, 2011, the Company entered into an agreement to issue 100,000 Units to North American in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $1.20 at any time until August 29, 2014, for cash proceeds of $100,000. The relative fair market value of the warrants on the date of issuance was $44,000, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 0.49%, (2) expected life of 3 years, (3) expected volatility of 536% and (4) zero expected dividends.

A summary of warrant activity for the year ended December 31, 2011 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2010	6,000,000	$0.0625
Granted	6,200,000	0. 0227
Exercised	-	-
Forfeited or cancelled	(12,000,000)	(0.0031)
Expired	-	-
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
8.	Income Taxes

The Company has a net operating loss carry-forward of approximately $654,000 available to offset taxable income in future years which commence expiring in fiscal 2028.

The Company is subject to United States income taxes at a rate of 34%. The reconciliation of the provision for income taxes at the United States statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Income tax recovery at statutory rate	$165,000	$21,000

Valuation allowance change	(165,000)	(21,000)

Provision for income taxes	$–	$–

The significant components of deferred income tax assets as at December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010

Net operating losses carried forward	$222,360	$58,456

Valuation allowance	(222,360)	(58,456)

Net deferred income tax asset	$–	$–

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
10.	Subsequent Events

On January 13, 2012, the Company agreed to redeem certain shares of Common Stock held by two of its principal shareholders. The Company agreed to redeem 7,500,000 shares of Common Stock owned by Dan M. Ferris, for total consideration of $1.00. In addition, the Company agreed to redeem 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00. The redeemed shares of Common Stock are to be retired and restored to the status of authorized and unissued shares, and not held in treasury

On February 13, 2012, the Company sold 625,000 shares of its $0.001 par value common stock to North American for gross proceeds of $300,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, expenses related to the Tailings Project (described below), and other operating expenses incurred by the Company.

Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (the “Subsidiary” or “Amiko Kay”), and Jaramillo formed a joint venture to process 1,200,000 tons of mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. The joint venture between the Subsidiary and Jaramillo (the “Joint Venture”) has been formed to re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s contribution of the right to process the Tailings to the Joint Venture, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement. The Company agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.

In addition, the Company or the Subsidiary will fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the Joint Venture over its first two years, as follows:

    (a)    $250,000 within the first year of the Joint Venture for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

    (b)    $750,000 within the second year of the Joint Venture for the construction of a heap leach system and floatation plant on the Property.

The Company may make an additional $250,000 available to the Joint Venture, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration, the Company is obligated to issue 600,000 shares of the common stock, $0.001 par value, of the Company (“Common Stock”), to Jaramillo as follows:

    (a)    100,000 shares of Common Stock, which have been issued to Jaramillo.

    (b)    200,000 shares of Common Stock within 6 months of signing the JV Agreement.

    (c)    300,000 shares of Common Stock within 12 months of signing the JV Agreement.

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect. Jaramillo executed a Share Issuance Agreement concurrently with the execution of the JV Agreement, with respect to the shares of Common Stock to be issued under the JV Agreement.

The Joint Venture will initially process 100-200 tons of the Tailings per day at a processing plant in Parral, a short distance from the Property. The Company plans for the amount processed to be increased up to 600-800 tons per day during the first year, depending on the Joint Venture’s ability to employ more equipment and workers at the Property and to complete construction of the heap leach system and flotation plant on the Property.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”), and other activities of the Joint Venture. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the Joint Venture from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to the Subsidiary and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to the Subsidiary will be paid directly to the Company. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the operations of the Joint Venture.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for causing the Joint Venture to comply with all applicable laws, rules and regulations, and to maintain insurance on the Property. The Subsidiary will have access to the Property and the Tailings at all times during the term of the JV Agreement.

The Subsidiary and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by the Subsidiary. Finally, Jaramillo will provide quarterly financial reports to the Subsidiary.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the Joint Venture will be immediately suspended, and the defaulting party will have no right to share in the revenues of the Joint Venture until the breach is cured. If the defaulting party is Jaramillo, then the Subsidiary may perform the duties of Jaramillo under the Agreement. The nondefaulting party may also sue for damages incurred as a result of the event of default.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by the Subsidiary in its sole discretion. If Jaramillo materially breaches the JV Agreement, the Subsidiary may terminate the JV Agreement upon 30 days notice to Jaramillo. Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or the Subsidiary).

On March 21, 2012, the Company completed a private placement of 625,000 shares of Common Stock to North American. The Company sold the shares of Common Stock at a price of $0.40 per share, resulting in total proceeds of approximately $250,000 to the Company. The sale of the shares to North American represents the fifth sale of Common Stock under the Investment Agreement.

A portion of the proceeds will be used to fund the exploration and development of the Concessions, according to a work plan established for the project, and to make the annual payments for the property and concession taxes associated with the La Candelaria project. The Company will also use the proceeds to fund a portion of the consideration in connection with the JV Agreement, such as shipping, trucking and on-site wash plant construction, and to commence payments under the work plan established for the Tailings project. Finally, a portion of the proceeds will be used for general corporate expenses associated with the Company’s exploration and development activities.

The issuance of the shares of Common Stock to North American was not registered under the Securities Act of 1933. Instead, the sale was completed in reliance upon an exemption from registration pursuant to Regulation S promulgated under the Securities Act of 1933. North American has represented to the Company that it is not a “U.S. person” as defined in Regulation S, and that it is acquiring the securities issued by the Company for investment purposes only and not with a view towards distribution. The shares of Common Stock issued to North American will be “restricted securities” and any subsequent resale or transfer of those shares will have to be made pursuant to an exemption from or registration under the Securities Act of 1933, as amended.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Principles of consolidation
a)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary.  All intercompany accounts and transactions have been eliminated in consolidation.

Non-controlling interests
b)	Non-controlling interests

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in represented in the consolidated balance sheets as a component of stockholders’ equity. Non-controlling interests in the results of operations of the Company are presented in the face of the consolidated statement of operations as an allocation of the total profit or loss between non-controlling interests and the shareholders of the Company.

When the Company loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss recognized as a component of net income. Any interests retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset, or, when appropriate, the cost on initial recognition of an investment in an associated or jointly controlled entity.

Basis of Presentation
c)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is December 31.

Use of Estimates
d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
e)	Cash and Cash Equivalents
The Company considers all highly liquid instruments with an original maturity of three months or less at the time of issuance to be cash equivalents.
Foreign Currency Translation
f)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Mexican Pesos and management has adopted ASC 830 Foreign Currency Matters . Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair Value of Financial Instruments
g)	Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and accounts payable. Pursuant to ASC 820, Fair Value Measurements and Disclosures   and ASC 825,   Financial Instruments   the fair value of cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all other financial instruments approximate their current fair values because of their nature and relatively short maturity dates or durations.

Basic and Diluted Net Loss Per Share
h)	Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings Per Share which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

Mineral Property Costs
i)	Mineral Property Costs

The Company has been in the exploration stage since its formation on November 26, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mineral properties. Mineral properties includes the cost of advance minimum royalty payments, the cost of capitalized mineral property leases, and the cost of property acquired either by cash payment, the issuance of term debt or common shares. Expenditures for exploration on specific properties with no proven reserves are written off as incurred. Mineral property costs will be amortized against future revenues or charged to operations at the time the related property is determined to have an impairment in value. Capitalized acquisition costs are expensed in the period in which it is determined that the mineral property has no future economic value. Capitalized amounts may also be written down if future cash flows, including potential sales proceeds related to the property, are estimated to be less than the carrying value of the property. The Company reviews the carrying value of mineral property interests periodically, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable, reductions in the carrying value of each property would be recorded to the extent the carrying value of the investment exceeds the property’s estimated fair value. In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property will be recorded at the fair value of the respective property or the fair value of the common shares, whichever is more readily determinable.

When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash or shares, are recorded only when the Company has made or is obliged to make the payment or issue the shares. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and bankable feasibility, the costs incurred to develop such property are capitalized.

Long-lived Assets
j)	Long-lived Assets

In accordance with ASC 360, Property Plant and Equipment the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Property and equipment is stated at cost and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows: computer software developed or acquired for internal use, three years; computer equipment, two to three years; buildings and improvements, five to 15 years; leasehold improvements, two to 10 years; and furniture and equipment, one to five years. Land is not depreciated.

Asset Retirement Obligations
k)	Asset Retirement Obligations

The Company follows the provisions of ASC 410 Asset Retirement and Environmental Obligations, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets. As at December 31, 2011 and 2010, the Company has not recognized any asset retirement obligations.

Income Taxes
l)	Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, Income Taxes as of its inception. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Stock-based Compensation
m)	Stock-based Compensation

In accordance with ASC 718,Compensation – Stock Compensation, the Company accounts for share-based payments using the fair value method. The Company has not issued any stock options since its inception. Common shares issued to third parties for non-cash consideration are valued based on the fair market value of the services provided or the fair market value of the common stock on the measurement date, whichever is more readily determinable.

Comprehensive Income
n)	Comprehensive Income

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2011 and 2010, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Note receivable
o)	Note receivable

Notes receivable consist of amounts due from an entity in which our former CEO, Alvaro Vollmers, is the sole officer and director. The notes receivable were transferred to New World Petroleum in April 2011 in redemption of Units of common stock and warrants of the Company owned by New World. Management estimates an allowance for doubtful notes which is based upon management's review of all accounts and notes and an assessment of the Company's historical evidence of collections. Specific accounts and notes are charged directly to the reserve when management obtains evidence of a noteholder's insolvency or other evidence of the inability to pay. The reserve for doubtful notes as of December 31, 2011and 2010 was $0.

Recent accounting pronouncements
p)	Recent accounting pronouncements

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for us beginning July 1, 2012 and will have presentation changes only.

In May 2011, the FASB issued guidance to amend the accounting and disclosure requirements on fair value measurements. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance will be effective for us beginning January 1, 2012. Other than requiring additional disclosures, we do not anticipate material impacts on our financial statements upon adoption.

q)	Recent accounting pronouncements (cont’d)

In January 2010, the FASB issued guidance to amend the disclosure requirements related to fair value measurements. The guidance requires the disclosure of roll forward activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance will become effective for us with the reporting period beginning January 1, 2012. The adoption of this new guidance will not have a material impact on our financial statements.

Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Warrant Activity

A summary of warrant activity for the six months ended June 30, 2012 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
	Warrants	price	life (years)	Value
Outstanding December 31, 2011	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2012	200,000	$1.20	2.08	$59,467

A summary of warrant activity for the year ended December 31, 2011 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2010	6,000,000	$0.0625
Granted	6,200,000	0. 0227
Exercised	-	-
Forfeited or cancelled	(12,000,000)	(0.0031)
Expired	-	-
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Provision for Income Taxes at United States Statutory Rate

The reconciliation of the provision for income taxes at the United States statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Income tax recovery at statutory rate	$165,000	$21,000

Valuation allowance change	(165,000)	(21,000)

Provision for income taxes	$–	$–

Significant Components of Deferred Income Tax Asset

The significant components of deferred income tax assets as at December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010

Net operating losses carried forward	$222,360	$58,456

Valuation allowance	(222,360)	(58,456)

Net deferred income tax asset	$–	$–

Nature of Operations and Continuance of Business - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	49 Months Ended	55 Months Ended				3 Months Ended	6 Months Ended				6 Months Ended
	Jun. 10, 2011	May 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2011 ha	May 10, 2011	Dec. 31, 2010	Jun. 30, 2012 Collaboration Agreement	Jun. 30, 2012 Collaboration Agreement	Jun. 10, 2011 Area in Hectares ha	Jun. 10, 2011 Area in Acres acre	Jan. 26, 2012 Amiko Kay, S. de R.L. de C.V.	Jun. 30, 2012 Joint Ventures
Organization and Nature of Operations [Line Items]
Percentage of issued and outstanding membership interests of Amiko Kay owned															99.00%
Joint venture agreement, right on net revenues from sale of materials extracted from Tailings																65.00%
Exploration costs			$ 108,500	$ 465,196	$ 530,925	$ 553,198	$ 1,018,394				$ 90,000	$ 250,000
Accumulated Losses			$ 2,937,508	$ 2,937,508	$ 1,697,717	$ 1,697,717	$ 2,937,508			$ 168,066
Common stock, shares authorized			150,000,000	150,000,000	150,000,000	150,000,000	150,000,000		150,000,000	150,000,000
Forward stock split		20
Percentage of company ownership in capital stock of Metales		70.00%
Percentage of capital stock issued to Gonzalez		30.00%
Area of land assigned in concessions								570					800	1,976
Number of gold and silver mining concessions	8

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended												12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 31, 2012 Shareholder	Jan. 30, 2012	Jan. 13, 2012	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2011 Common Stock	Dec. 31, 2011 Warrant	Jan. 31, 2012 Dan Ferris	Dec. 31, 2011 Dan Ferris	Jan. 31, 2012 John G. Rhoden	Dec. 31, 2011 John G. Rhoden	Dec. 06, 2010 Initial Loan	Jan. 07, 2011 Second Loan	Feb. 28, 2011 Third Loan	Mar. 08, 2011 Fourth Loan
Related Party Transaction [Line Items]
Related party transactions, unpaid advance	$ 38,910	$ 38,910	$ 38,910
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of principal shareholders							2
Common stock redeemed													600,000	600,000	7,500,000		22,500,000
Common stock redeemed total consideration															1		1
Common stock shares owned	116,791,068	121,299,920	88,341,068												7,500,000	7,500,000	22,500,000	22,500,000
Percentage of Common stock owned															8.49%	8.64%	25.47%	25.92%
Related Party Debt forgiven by Mr. Bideaux		17,574
Promissory Notes receivable from related party																			$ 290,000	$ 200,000	$ 50,000	$ 45,000
Promissory Notes receivable, interest rate	6.00%

Equity Line of Credit - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended
	Apr. 30, 2012	Aug. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Investment agreement, amount invested		$ 15,000,000
Investment agreement, common stock par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Investment agreement, shares purchased in increments		100,000
Investment agreement, open period		Aug 31, 2013
Average daily volume of Common Stock		90.00%
Number of consecutive trading days immediately prior to date of the applicable put notice	10 days
Discount percentage to be used in calculation purchase price per share to be paid	24.50%
Open Period for investment agreement	36 months
Reserved Common Stock shares for issuance to Fairhills under the Investment Agreement	30,000,000
Minimum
Line of Credit Facility [Line Items]
Number of Trading Days the closing for the sale of the Put Shares pursuant to a Put Notice shall take place after the date on which the Company sends such Put Notice			20 days
Maximum
Line of Credit Facility [Line Items]
Average daily volume of Common Stock	200.00%
Number of Trading Days the closing for the sale of the Put Shares pursuant to a Put Notice shall take place after the date on which the Company sends such Put Notice			10 days
Investment agreement, amount invested	15,000,000

Debt - Additional Information (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Common stock shares used to secure Note	3,750,000
Secured Debt
Debt Instrument [Line Items]
Secured Note, principle amount	$ 50,000
Secured Note, interest rate	2.00%
Secured Note, due date	Dec 24, 2012

Equity - Additional Information (Detail) (USD $)	1 Months Ended							6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Aug. 31, 2011
Equity Note [Line Items]
Number of common stock shares issued	200,000			100,000
Common stock, par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Fair value of common stock shares issued	$ 33,300			$ 46,000
Number of common stock shares issued		625,000	625,000		273,972	204,081	238,095
Gross proceed from common stock shares issued		250,000	300,000		200,000	200,000	200,000	550,000	400,000	1,100,000	300,000	1,484,025	2,034,025
Dan Ferris
Equity Note [Line Items]
Common stock redeemed				7,500,000
Common stock redeemed total consideration				1
John G. Rhoden
Equity Note [Line Items]
Common stock redeemed				22,500,000
Common stock redeemed total consideration				$ 1

Summary of Warrant Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year
Warrants
Outstanding beginning Balance	200,000	6,000,000
Granted		6,200,000
Exercised
Forfeited or cancelled		(12,000,000)
Expired
Outstanding ending Balance	200,000	200,000
Weighted average exercise price
Outstanding beginning Balance	1.2	0.0625
Granted		0.0227
Exercised
Forfeited or cancelled		(0.0031)
Expired
Outstanding ending Balance	1.2	1.2
Weighted average remaining contractual life (years)
Outstanding June 30, 2012	2.08	2.58
Aggregate Intrinsic Value
Outstanding June 30, 2012	$ 59,467	$ 59,467

Commitments - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended	12 Months Ended											1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended			1 Months Ended				1 Months Ended
	Dec. 30, 2011	Oct. 31, 2011	Sep. 30, 2011 ha	Aug. 31, 2011	Jul. 31, 2011	Jun. 30, 2011 acre	Jun. 30, 2012	Dec. 31, 2011	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Jan. 11, 2012	May 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Quarter ended March 31, 2012	Jun. 30, 2012 Quarter ended June 30, 2012	Jul. 31, 2011 Over Three Years	Sep. 30, 2011 Homero Bustillos Gonzalez	Jun. 30, 2012 Homero Bustillos Gonzalez	Dec. 31, 2011 Homero Bustillos Gonzalez	Jun. 30, 2012 Homero Bustillos Gonzalez Upon the discovery of a 1 million-ounce equivalent gold deposit	Dec. 31, 2011 Homero Bustillos Gonzalez Upon the discovery of a 1 million-ounce equivalent gold deposit	Jun. 30, 2012 Option Agreement Homero Bustillos Gonzalez	Dec. 31, 2011 Option Agreement Homero Bustillos Gonzalez	Aug. 31, 2011 North American Gold Corporation	Jun. 30, 2011 North American Gold Corporation	Jun. 30, 2012 North American Gold Corporation Option Agreement	Dec. 31, 2011 North American Gold Corporation Option Agreement	Dec. 31, 2011 Joint Ventures	Jun. 30, 2012 Joint Ventures	Mar. 31, 2012 Joint Ventures	Jun. 30, 2012 Joint Ventures ton	Dec. 31, 2011 Joint Ventures	Jun. 30, 2012 Joint Ventures Within 12 months of signing the JV Agreement	Jun. 30, 2012 Joint Ventures No later than January 26, 2013	Dec. 31, 2011 Joint Ventures No later than January 26, 2013	Jun. 30, 2012 Noncontrolling Interest	Jun. 30, 2012 Noncontrolling Interest Jaramillo	Jun. 30, 2012 Amiko Kay, S. de R.L. de C.V.	Oct. 31, 2011 Service Agreements	Jul. 12, 2014 Deferred Compensation, Share-based Payments	Jul. 12, 2013 Deferred Compensation, Share-based Payments	Jul. 12, 2012 Deferred Compensation, Share-based Payments	Oct. 31, 2011 Restricted Stock Service Agreements
Commitments and Contingencies Disclosure [Line Items]
Payment to consultant upon execution of agreement		$ 15,000																																								$ 15,000
Monthly payment to consultant through term of agreement		5,000																																								5,000
One-time grant of restricted shares		150,000																																												150,000
Common stock, fair market value		124,500																																								124,500
Agreement term		1 year																																								1 year
Number of days prior to the end of the annual period agreement must be cancelled in writing or it will be automatically renewed		30 days																																								30 days
Percentage of company ownership in capital stock of Metales															70.00%
Percentage of capital stock issued to Gonzalez															30.00%
Concessions assigned, acres						1,976
Shares issued				300,000																300,000							125,000		125,000	125,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001											$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Repayment in connection with the Option Agreement																											125,000		125,000	125,000
Common stock, fair market value				303,000			79,300	429,250												303,000							126,250
Work plan, obligation to fund development costs	150,000					150,000
Work plan, obligation to fund development costs period	3 years					3 years
Work plan, obligation to fund development costs total	450,000					450,000								163,557
Additional payment																					125,000	125,000
Percentage of Net Smelter Returns Royalty																					2.00%	2.00%
Advance to Metales						20,000	60,195	122,341									56,695	3,500
The Company must allow Gonzalez to maintain his percentage of stock ownership until the date which the Company has complied fully with its obligations under the Option Agreement or																					Jan 11, 2014	Jan 11, 2014
Obligation to issue common stock																							1,000,000	1,000,000			100,000	100,000
Commitments must be met before																									Jan 11, 2014	Jan 11, 2014
Employment Agreement, initial term					3 years
Employment Agreement, automatic renewal period					1 year
Employment Agreement, base salary per year					120,000
Employment Agreement, shares entitled to receive					3,000,000																																						1,000,000	1,000,000	1,000,000
Employment Agreement, number of shares issued in three equal increments																			1,000,000
Employment Agreement, termination notice period					30 days																											30 days		30 days
Employment Agreement, fair market value of stock					3,000,000
Employment Agreement, expense related to stock grant							499,998	473,974
Ownership interest																																99.00%		99.00%
Amount of mine tailings																																		1,200,000
Mine tailings previous activity period																																100 years		100 years
Payment made to joint venture																															25,000		75,000		25,000		200,000	200,000
Work commitment, total																																1,000,000		1,000,000
Work commitment, period																																		2 years
Work commitment, within the first year of the Joint Venture																															250,000	250,000		250,000	250,000
Work commitment, within the second year of the Joint Venture																															750,000	750,000		750,000	750,000
Additional Commitment to joint venture																															250,000	250,000		250,000	250,000
Common shares issued																																		600,000	600,000	300,000				300,000
Joint Venture, net revenues distribution percentage																																							35.00%		65.00%
Amount paid toward Work Commitment																																90,000	160,000	250,000
Amount due from Metales								150,000
Letter of intent, period			90 days
Percentage of interest in mining concessions acquired			70.00%
Area of land acquired			570
Payments acquire interest in mining concessions			$ 12,500

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Software and Software Development Costs	Dec. 31, 2011 Computer Equipment Minimum	Dec. 31, 2011 Computer Equipment Maximum	Dec. 31, 2011 Building and Building Improvements Minimum	Dec. 31, 2011 Building and Building Improvements Maximum	Dec. 31, 2011 Leasehold Improvements Minimum	Dec. 31, 2011 Leasehold Improvements Maximum	Dec. 31, 2011 Furniture and Fixtures Minimum	Dec. 31, 2011 Furniture and Fixtures Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment			3 years	2 years	3 years	5 years	15 years	2 years	10 years	1 year	5 years
Reserve for doubtful notes, related party	$ 0	$ 0

Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 2,852
Trucks
Property, Plant and Equipment [Line Items]
Property and equipment, cost	11,100
Estimated useful lives of property and equipment	2 years
Drilling Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 38,077
Estimated useful lives of property and equipment	10 years

Common Stock - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended						12 Months Ended	1 Months Ended				12 Months Ended			1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Dec. 31, 2010 New World Petroleum Investments	Aug. 31, 2011 North American Gold Corporation	Jun. 30, 2011 North American Gold Corporation	Jan. 31, 2011 Transaction 01 New World Petroleum Investments	Jan. 31, 2011 Transaction 02 New World Petroleum Investments	Dec. 31, 2008 Private Placement Transaction 01	Dec. 31, 2008 Private Placement Transaction 02	Dec. 31, 2008 Private Placement Transaction 03	Apr. 30, 2011 Common Stock New World Petroleum Investments	Apr. 30, 2011 Warrant New World Petroleum Investments
Equity Note [Line Items]
Number of common stock shares issued						300,000													125,000				60,000,000	32,699,920	22,600,000
Shares Issued, per share																				$ 1			$ 0.00005	$ 0.00075	$ 0.0025
Cash proceed from common stock	$ 250,000	$ 300,000	$ 200,000	$ 200,000	$ 200,000		$ 550,000	$ 400,000	$ 1,100,000	$ 300,000	$ 1,484,025	$ 2,034,025											$ 3,000	$ 24,525	$ 56,500
Units issued in private placement																		6,000,000	100,000	100,000	3,000,000	3,000,000
Number of common stock in each unit																		1	1	1	1
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Number of warrant in each unit																		1	1	1	1
Warrant exercise price																		0.0625	1.2	1.2	0.0625
Warrant exercise period																		3 years
Cash proceeds from issuance of units																		300,000	100,000	100,000	150,000	150,000
Fair value of warrants																		46,500	44,000	15,467		46,000
Warrant Expiration date																			Aug 29, 2014	Jun 30, 2014	Jan 3, 2014
Redemption of Common Stock and Warrants owned by New World																										12,000,000	12,000,000
Fair value of common stock						303,000	79,300		429,250										126,250
Repayment in connection with the Option Agreement																			125,000
Number of common stock shares issued	625,000	625,000	273,972	204,081	238,095
Payment to consultant upon execution of agreement				15,000
Monthly payment to consultant through term of agreement				5,000
One-time grant of restricted shares				150,000
Common stock, fair market value				$ 124,500
Agreement term				1 year
Number of days prior to the end of the annual period agreement must be cancelled in writing or it will be automatically renewed				30 days

Warrants - Additional Information (Detail) (USD $)	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 New World Petroleum Investments Year	Jan. 31, 2011 New World Petroleum Investments	Aug. 31, 2011 North American Gold Corporation Year	Jun. 30, 2011 North American Gold Corporation Year	Jan. 31, 2011 Transaction 01 New World Petroleum Investments	Jan. 31, 2011 Transaction 02 New World Petroleum Investments	Jan. 31, 2011 Private Placement New World Petroleum Investments Year
Class of Warrant or Right [Line Items]
Units issued in private placement												6,000,000		100,000	100,000	3,000,000	3,000,000
Number of common stock in each unit												1		1	1	1
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Number of warrant in each unit												1		1	1	1
Warrant exercise price												0.0625		1.2	1.2	0.0625
Warrant exercise period												3 years
Cash proceeds from issuance of units												$ 300,000		$ 100,000	$ 100,000	$ 150,000	$ 150,000
Fair value of warrants												$ 46,500		$ 44,000	$ 15,467		$ 46,000
Fair value assumption, discount rate												1.90%	1.90%	0.49%	1.90%
Fair value assumption, expected life												3		3	3			3
Fair value assumption, expected volatility rate												504.00%		536.00%	386.00%			504.00%
Fair value assumption, expected dividend rate												0.00%		0.00%	0.00%			0.00%
Warrant Expiration date														Aug 29, 2014	Jun 30, 2014	Jan 3, 2014
Shares Issued, per share															$ 1

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Income Taxes [Line Items]
Operating loss carry-forward	$ 654,000
Operating loss carry-forward expriation period	2028
Income tax rate	34.00%

Reconciliation of Provision for Income Taxes at United States Statutory Rate (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Tax Contingency [Line Items]
Income tax recovery at statutory rate					$ 165,000	$ 21,000
Valuation allowance change					(165,000)	(21,000)
Provision for income taxes

Significant Components of Deferred Income Tax Asset (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Asset [Line Items]
Net operating losses carried forward	$ 222,360	$ 58,456
Valuation allowance	(222,360)	(58,456)
Net deferred income tax asset

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended					6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended									1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended				6 Months Ended		1 Months Ended			3 Months Ended		3 Months Ended					1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 31, 2012 Shareholder	Jan. 30, 2012	Jan. 13, 2012	Aug. 31, 2011	Jul. 31, 2011	Dec. 31, 2011 Joint Ventures	Mar. 31, 2012 Joint Ventures	Jun. 30, 2012 Joint Ventures ton	Dec. 31, 2011 Joint Ventures	Jun. 30, 2012 Joint Ventures No later than January 26, 2013	Dec. 31, 2011 Joint Ventures No later than January 26, 2013	Jun. 30, 2012 Joint Ventures Within 12 months of signing the JV Agreement	Jun. 30, 2012 Noncontrolling Interest	Jun. 30, 2012 Amiko Kay, S. de R.L. de C.V.	Jan. 26, 2012 Amiko Kay, S. de R.L. de C.V.	Jun. 30, 2012 Jaramillo Noncontrolling Interest	Jan. 13, 2012 Common Stock Redemption Person	Jan. 31, 2012 Common Stock Redemption Common Stock owned by Dan M. Ferris	Jan. 31, 2012 Common Stock Redemption Common Stock held by John G. Rhoden	Feb. 29, 2012 Issuance of Equity	Mar. 31, 2012 Issuance of Equity	Feb. 13, 2012 Issuance of Equity	Mar. 31, 2012 Joint Venture Agreement	Jan. 31, 2012 Joint Venture Agreement Minimum ton	Jan. 31, 2012 Joint Venture Agreement Minimum Processing capacity per day during the first year ton	Jan. 31, 2012 Joint Venture Agreement Maximum ton	Jan. 31, 2012 Joint Venture Agreement Maximum Processing capacity per day during the first year ton	Jan. 31, 2012 Joint Venture Agreement Joint Ventures ton	Jan. 31, 2012 Joint Venture Agreement Noncontrolling Interest	Jan. 31, 2012 Joint Venture Agreement Amiko Kay, S. de R.L. de C.V.	Jan. 31, 2012 Joint Venture Agreement Jaramillo Noncontrolling Interest	Jan. 31, 2012 Joint Venture Agreement Jaramillo Noncontrolling Interest Within 6 months of signing the JV Agreement	Jan. 31, 2012 Joint Venture Agreement Jaramillo Noncontrolling Interest Within 12 months of signing the JV Agreement
Subsequent Event [Line Items]
Number of principal shareholders															2																2
Common stock redeemed																																7,500,000	22,500,000
Common stock redeemed total consideration																																$ 1	$ 1
Number of common stock shares issued	625,000	625,000	273,972	204,081	238,095																													625,000	625,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001													$ 0.001
Gross proceed from common stock shares issued	250,000	300,000	200,000	200,000	200,000	550,000	400,000	1,100,000	300,000	1,484,025	2,034,025																							300,000	250,000
Amount of mine tailings																						1,200,000																				1,200,000
Percentage of issued and outstanding membership interests of Amiko Kay owned																													99.00%													99.00%
Mine tailings previous activity period																						100 years																				100 years
Payment made to joint venture																				25,000	75,000		25,000	200,000	200,000												75,000
Work commitment, total																						1,000,000																				1,000,000
Work commitment, period																						2 years																				2 years
Work commitment, within the first year of the Joint Venture																				250,000		250,000	250,000
Work commitment, within the second year of the Joint Venture																				750,000		750,000	750,000
Additional Commitment to joint venture																				$ 250,000		$ 250,000	$ 250,000
Common shares issued																						600,000	600,000			300,000				300,000															100,000	200,000	300,000
Tailings processed per day																																						100	600	200	800
Joint Venture, net revenues distribution percentage																											35.00%	65.00%															35.00%	65.00%
Number of notice days required to be given upon termination																			30 days			30 days																				30 days
Shares Issued, per share																																			$ 0.4